--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 1997. The Fund had net assets of $217,844,166 and 1,939 active shareholders as of October 31, 1997.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Tax Exempt Investments (19.95%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,732,000   Berkeley Heights Township, NJ BAN (b)                           11/07/97    3.65%    $ 1,732,007
   3,000,000   Board of Education, Pleasantville, NJ BAN                       08/28/98    3.82       3,008,940               SP-1+
   2,000,000   Clifton, NJ BAN (b)                                             03/12/98    3.68       2,001,838
   2,315,000   Collingwood, NJ BAN (b)                                         01/04/98    3.78       2,315,569
   7,500,000   County of Essex, NJ BAN                                         08/07/98    3.86       7,518,403     MIG-1
   2,280,000   Fort Lee, NJ BAN (b)                                            05/22/98    3.85       2,283,598
   4,000,000   Jersey City, NJ BAN                                             02/05/98    3.74       4,000,587               SP-1
   2,000,000   Township of Montclair, NJ BAN (b)                               01/23/98    3.55       2,001,713
   3,000,000   Montgomery Township, County of Somerset, NJ BAN (b)             12/12/97    3.47       3,001,485
     940,000   Montgomery Township, County of Somerset, NJ BAN (b)             04/23/98    3.95         941,055
   5,000,000   Township of Bloomfield, County of Essex, NJ BAN (b)             06/03/98    3.85       5,002,767
   1,932,550   Township of Hopewell, County of Mercer, NJ BAN (b)              08/24/98    3.85       1,935,906
   1,750,000   Township of Nutley, County of Essex, NJ BAN (b)                 07/31/98    3.81       1,751,864
   2,053,000   Village Ridgefield Park, County of Bergen, NJ BAN (b)           09/24/98    3.90       2,058,261
   3,900,000   Wall Township, NJ BAN (b)                                       06/25/98    3.80       3,909,628
 -----------                                                                                        -----------
  43,402,550   Total Other Tax Exempt Investments                                                    43,463,621
 -----------                                                                                        -----------
Other Variable Rate Demand Instruments (c) (55.83%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,900,000   Camden County Improvement Authority RB
               (Parkview Redevelopment Housing Proj.) - Series 1996
               LOC General Electric Capital Corporation                        07/01/26    3.60%    $ 4,900,000               A1+
   8,430,000   Clipper New Jersey Housing and Mortgage
               Finance Agency Home Buyer RB  - Series 1996                     10/01/21    3.64       8,430,000     VMIG-1
   1,500,000   Glouchester County, NJ PCFA (Monsanto Company Project)          12/01/22    3.45       1,500,000     P1        A1
   4,700,000   Mercer County, NJ
               Improvement Authority Pooled Government Loan Program Bond
               LOC Credit Suisse First Boston                                  11/01/98    3.35       4,700,000     VMIG-1    A1+
   1,500,000   NJ EDA Natural Gas Facilities Refunding RB - Series 1997 A
               AMBAC Insured                                                   09/01/27    3.50       1,500,000     VMIG-1    A1+
   3,200,000   New Jersey EDA
               (400 International Drive Rockefeller Corporation) (b)
               LOC Morgan Guaranty Trust Company                               09/01/05    3.80       3,200,000
   4,000,000   New Jersey EDA
               (Pennwell Holdings LLC Project) - Series 1996 (b)
               LOC First Union National Bank                                   12/01/16    3.55       4,000,000
     700,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project)
               LOC First National Bank of Chicago                              12/01/27    3.85         700,000     VMIG-1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,800,000   New   Jersey   EDA   Dock   Facility    Refunding   RB
               (Bayonne/IMTT-Bayonne Project) - Series 1993B
               LOC ABN AMRO Bank N.V.                                          12/01/27    3.80%    $ 2,800,000     VMIG-1
   1,895,000   New Jersey EDA Economic Growth Bonds - Series 1994A
               LOC National Westminster Bank PLC                               08/01/14    3.60       1,895,000     P1        A1+
  10,000,000   New Jersey EDA First Mortgage RB - Series 1996B
               (Wencharter Garden at Ward Homestead Project)
               LOC Banque Paribas                                              04/01/06    3.35      10,000,000     VMIG-1    A2
   3,000,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
               LOC First Union National Bank                                   12/01/08    3.55       3,000,000
     950,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC Bank of America                                             08/01/17    3.80         950,000               A1
   2,450,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC Bank of America                                             08/01/17    3.80       2,450,000               A1
   3,000,000   New Jersey EDA PCRB
               (Public Service Electric & Gas) - Series A
               MBIA Insured                                                    09/01/12    3.35       3,000,000     VMIG-1
   2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B         02/01/19    3.45       2,000,000               A1
   1,000,000   New Jersey EDA VRD RB Sewage Facility
               LOC PNC Bank                                                    07/01/01    3.80       1,000,000     P1        A1
   1,000,000   New Jersey EDA VRRB (Peddie School) - Series 1996               02/01/26    3.45       1,000,000               A1
   2,000,000   New Jersey EDA Water Facility
               (Elizabethtown Water Co.)
               AMBAC Insured                                                   06/01/27    3.30       2,000,000     VMIG-1    A1+
   5,000,000   New Jersey Economic Development Authority RB
               (Hoffman LA Roche Inc. Project)
               LOC Bayerische Landesbank Girozentrale                          11/01/11    3.85       5,000,000     Aaa
   2,600,000   New Jersey Sports & Exposition Authority SCB - Series C
               MBIA Insured                                                    09/01/24    3.40       2,600,000     VMIG-1    A1+
   1,700,000   New Jersey State Dock Facility
               (Bayonne/IMTT-Bayonne Project)
               LOC Rabobank Nederland                                          12/01/27    3.80       1,700,000     VMIG-1
   2,085,000   New Jersey State EDA (Block Drug Corporation) - Series A00
               LOC Trust Co. Bank of Atlanta                                   06/01/99    3.70       2,085,000     P1
   1,650,000   New Jersey State EDA (Block Drug Corporation) - Series B
               LOC Trust Co. Bank of Atlanta                                   06/01/99    3.70       1,650,000     P1
   3,250,000   New Jersey State EDA (Campus 130 Association)
               LOC The Bank of New York                                        12/01/11    3.95       3,250,000     P1        A1





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  New Jersey State EDA (Church & Dwight Corp.) - Series 1991
               LOC Bank of Nova Scotia                                         12/01/08    3.50%    $  1,000,000    P1
    2,600,000  New Jersey State EDA (Curtiss-Wright Flight Systems)
               LOC Bank of Nova Scotia                                         01/01/02    3.35        2,600,000              A1+
    1,791,500  New Jersey State EDA (Hartz & Rex Associates)
               LOC Citibank                                                    01/01/12    3.78        1,791,500    Aa3
    2,725,000  New Jersey State EDA Industrial & Economic Development
               (FMC Corporation)
               LOC Wachovia Bank & Trust Co., N.A.                             06/01/22    3.65        2,725,000    P1        A2
    2,890,000  New Jersey State EDA STPCO II
               LOC Barclays Bank PLC                                           07/01/06    3.30        2,890,000              A1+
   21,200,000  New Jersey State Turnpike Authority - Series D                  01/01/18    3.25       21,200,000    VMIG-1    A1+
    6,700,000  Port Authority of New York & New Jersey Special Obligation RB
               (Versatile Structure)                                           08/01/28    4.25        6,700,000    VMIG-1    A1+
    5,800,000  Port Authority of New York & New Jersey Special Obligation RB
               (Versatile Structure)                                           04/01/24    4.10        5,800,000    VMIG-1    A1+
    1,600,000  Union County, NJ PCFA (Exxon Project) - Series 1994             07/01/33    3.80        1,600,000    VMIG-1    A1+
 ------------                                                                                       ------------
  121,616,500  Total Other Variable Rate Demand Instruments                                          121,616,500
 ------------                                                                                       ------------
Put Bonds (d) (3.17%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  New Jersey EDA Thermal Energy Facility RB (b)                   11/13/97    3.85%    $  2,500,000
    2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                          09/01/98    3.80        2,500,000    VMIG-1    A1+
    1,900,000  Puerto Rico Industrial Medical & Environmental PCRB
               (Key Pharmaceuticals)                                           12/01/97    3.75        1,900,000    VMIG-1
 ------------                                                                                       ------------
    6,900,000  Total Put Bonds                                                                         6,900,000
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (d) (20.43%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  NJ EDA Exempt Facility RB
               (Chambers Co-Generation Ltd. Partnership - 1991 Project)
               LOC Credit Locale de France                                     01/12/98    3.55%    $  3,000,000    VMIG-1    A1+
    1,000,000  NJ EDA Exempt Facility RB
               (Chambers Co-Generation Ltd. Partnership - 1991 Project)
               LOC Credit Locale de France                                     12/04/97    3.60        1,000,000    VMIG-1    A1+
    2,700,000  NJ EDA Exempt Facility RB
               (Logan 1992 Project)
               LOC Union Bank of Switzerland                                   01/06/98    3.65        2,700,000    VMIG-1    A1+
    8,000,000  NJ EDA Exempt Facility RB
               (Keystone 1992 Project)
               LOC Union Bank of Switzerland                                   02/11/98    3.60        8,000,000    VMIG-1    A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Tax Exempt Commercial Paper (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  NJ EDA Exempt Facility RB
               (Keystone 1992 Project)
               LOC Union Bank of Switzerland                                   11/19/97    3.65%    $  3,000,000    VMIG-1    A1+
    1,500,000  NJ EDA Exempt Facility RB
               (Keystone 1992 Project)
               LOC Union Bank of Switzerland                                   12/01/97    3.60        1,500,000    VMIG-1    A1+
    2,000,000  Puerto Rico Government Development Bank                         11/03/97    3.55        2,000,000              A1+
    3,000,000  Puerto Rico Government Development Bank                         11/10/97    3.55        3,000,000              A1+
    7,000,000  Puerto Rico Government Development Bank                         11/03/97    3.40        7,000,000              A1+
    3,306,000  Puerto Rico Government Development Bank                         11/06/97    3.45        3,306,000              A1+
   10,000,000  State of NJ TRAN                                                01/13/98    3.70       10,000,000    P1        A1+
 ------------                                                                                       ------------
   44,506,000  Total Tax Exempt Commercial Paper                                                      44,506,000
 ------------                                                                                       ------------
               Total Investments (99.38%) (Cost $216,486,121+)                                       216,486,121
               Cash and Other Assets, in Excess of Liabilities (0.62%)                                 1,358,045
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $217,844,166
                                                                                                    ============
               Net Assets Value, offering and redemption price per share:
               Class A Shares, 217,544,652 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============
               Class B Shares,     315,555 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.

KEY:
     BAN       =   Bond Anticipation Note                         PCRB      =    Pollution Control Revenue Bond
     EDA       =   Economic Development Authority                 RB        =    Revenue Bond
     IDRB      =   Industrial Development Revenue Bond            VRD       =    Variable Rate Demand
     PCFA      =   Pollution Control Finance Authority            VRRB      =    Variable Rate Revenue Bond
     TRAN      =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997

================================================================================


INVESTMENT INCOME

Income:

    Interest................................................................................   $   6,721,152
                                                                                                ------------

Expenses: (Note 2)

    Investment management fee...............................................................         572,090

    Administration fee......................................................................         400,463

    Shareholder servicing fee (Class A).....................................................         380,685

    Custodian fee...........................................................................          26,391

    Shareholder servicing and related shareholder expenses..................................         131,217

    Legal, compliance and filing fees.......................................................          42,837

    Audit and accounting....................................................................          71,660

    Directors' fees.........................................................................           6,344

    Other...................................................................................           9,646
                                                                                                ------------

      Total expenses........................................................................       1,641,333

      Less: Expenses paid indirectly (Note 2)...............................................    (        994)
                                                                                                ------------

      Net expenses..........................................................................       1,640,339
                                                                                                ------------

Net investment income.......................................................................       5,080,813



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................         -0-
                                                                                                ------------
Increase in net assets from operations......................................................   $   5,080,813
                                                                                                ============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1997 AND 1996

================================================================================



                                                                           1997                       1996
                                                                      ---------------            -------------



INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................    $     5,080,813           $    4,197,955
    Net realized gain (loss) on investments.......................            -0-               (       13,169)
                                                                      ---------------            -------------
    Increase in net assets from operations........................          5,080,813                4,184,786
Dividends to shareholders from net investment income:
        Class A...................................................    (     5,070,619)*         (    4,019,301)*
        Class B...................................................    (        10,194)*         (      178,654)*
Capital share transactions (Note 3):
        Class A...................................................         66,108,849               21,305,371
        Class B...................................................    (        51,660)                 367,215
                                                                       --------------            -------------
        Total increase (decrease).................................         66,057,189               21,659,417


Net assets:
    Beginning of year.............................................        151,786,977              130,127,560
                                                                      ---------------            -------------
    End of year...................................................    $   217,844,166           $  151,786,977
                                                                      ===============            =============

*    Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
2.Investment Management Fees and Other Transactions with Affiliates. (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the statement of operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $994.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $94,708 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3.Capital  Stock.

At October 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $217,860,207. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                  Year
Class A                                              Ended                                 Ended
-------                                        October 31, 1997                      October 31, 1996
                                               ----------------                      ----------------
Sold...................................            453,793,587                           361,208,660
Issued on reinvestment of dividends....              4,856,342                             3,618,935
Redeemed...............................         (  392,541,080)                        ( 343,522,224)
                                                 -------------                          ------------
Net increase (decrease)................             66,108,849                            21,305,371
                                                 =============                          ============
                                                     Year                            February 9, 1996
Class B                                              Ended                      (Commencement of Offering)
-------                                        October 31, 1997                     to October 31, 1996
                                               ----------------                     -------------------
Sold...................................                 22,635                            31,823,128
Issued on reinvestment of dividends....                 10,117                                 1,413
Redeemed...............................         (       84,412)                        (  31,457,326)
                                                 -------------                          ------------
Net increase (decrease)................         (       51,660)                              367,215
                                                 =============                          ============

4. Sales of Securities.

Accumulated undistributed net realized losses at October 31, 1997 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

5. Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 40% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights.

                                                                       Year Ended
Class A                                                                October 31,
-------                                        ------------------------------------------------------------------
                                                  1997           1996         1995          1994           1993
                                               ---------       --------     ---------     ---------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $   1.00        $  1.00      $  1.00       $  1.00        $   1.00
                                               ---------       --------     ---------     ---------      --------


Income from investment operations:
  Net investment income.....................       0.027          0.027        0.030         0.020           0.020
Less distributions:
  Dividends from net investment income......   (   0.027)      (  0.027)    (  0.030)     (  0.020)      (   0.020)
                                                --------        -------      -------       -------        --------
Net asset value, end of year................   $   1.00        $  1.00      $  1.00       $  1.00        $   1.00
                                               =========       ========     ========      =========      =========
Total Return................................       2.70%          2.69%        3.08%         2.03%           1.98%
Ratios/Supplemental Data
Net assets, end of year (000)...............   $  217,529      $ 151,421    $ 130,128     $  105,929     $  78,347
Ratios to average net assets:
  Expenses..................................       0.86%+         0.78%+       0.72%         0.66%           0.61%
  Net investment income.....................       2.66%          2.65%        3.02%         2.02%           1.95%
  Management, administration & shareholder
      servicing fee waived .................        --            0.06%        0.18%         0.26%           0.35%

                                                                Year                  February 9, 1996
Class B                                                         Ended          (Commencement of offering) to
-------                                                   October 31, 1997           October 31, 1996
                                                          ----------------           ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............              $  1.00                   $   1.00
                                                              ---------                 ---------
Income from investment operations:
  Net investment income.........................                 0.029                      0.020
Less distributions:
  Dividends from net investment income..........              (  0.029 )                (   0.020)
                                                               --------                  --------
Net asset value, end of period..................              $  1.00                   $   1.00
                                                              =========                 =========
Total Return....................................                 2.91%                      2.77%*
Ratios/Supplemental Data
Net assets, end of period (000).................              $    315                  $    366
Ratios to average net assets:
  Expenses......................................                 0.65%+                     0.61%*+
  Net investment income.........................                 2.88%                      2.72%*
  Management & administration fee waived........                  --                         --

*  Annualized
+  Includes expense offsets.


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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
New Jersey Daily Municipal Income Fund, Inc.


We have  audited the  accompanying  statement  of net assets of New Jersey Daily
Municipal Income Fund, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We  conducted  our  audits  in  accordance  with  generally   accepted  auditing
standards.  Those standards require that we plan and perform the audit to obtain reasonable  assurance  about  whether the  financial  statements  and  financial highlights are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  Our  procedures  included  confirmation  of securities  owned as of
October 31, 1997, by  correspondence  with the  custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.


In our opinion, the financial statements and financial Highlights referred to above present fairly, in all material respects, the financial position of New
Jersey Daily Municipal Income Fund, Inc. as of October 31, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP


 New York, New York
 November 26, 1997


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


                                                                                                     NEW JERSEY
                                                                                                     DAILY
                                                                                                     MUNICIPAL
                                                                                                     INCOME
                                                                                                     FUND, INC.





                                                                                                        Annual Report
                                                                                                       October 31, 1997



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

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